Trade Receivables (Tables) - Trade receivables [member]	12 Months Ended
Mar. 31, 2024
Statement [LineItems]
Summary of Financial Assets
Trade receivables as of March 31, 2023 and 2024 consist of the following:

	Yen (millions)
	2023	2024
Trade accounts and notes receivable	¥900,312	¥986,390
Other	168,579	262,102
Allowance for impairment losses	(8,620)	(8,402)

Total	¥1,060,271	¥1,240,090

Changes in Allowance for Doubtful Accounts
The changes in the allowance for impairment losses on trade receivables for the years ended March 31, 2022, 2023 and 2024 are as follows:

	Yen (millions)
	2022	2023	2024
Balance at beginning of year	¥10,521	¥8,845	¥8,620

Remeasurement	¥260	¥297	¥274
Write-offs	(2,648)	(757)	(1,114)
Exchange differences on translating foreign operations	712	235	622

Balance at end of year	¥8,845	¥8,620	¥8,402